Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investment Options

The Plan’s assets are invested in various investment options offered by the Trustee and in stock of the Sponsor, as directed by Participants. Participants may change their investment options at will.

Basis of Accounting

The accompanying financial statements of the Plan are prepared using the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the plan administrators to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results may differ from those estimates.

Investment Valuation and Income Recognition

Common collective trusts: The Great Gray Collective Investment Trust and the Great Gray Collective Investment Trust II (collectively, the “Great Gray Trusts”) are common collective trusts maintained by Great Gray Trust Company LLC (“Great Gray”), the trustee. Great Gray generally determines the fair value of the Great Gray Trusts’ units each day the New York Stock Exchange is open for trading. The NAV per unit is computed based on the fair value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding at the time of such computation. The Trusts have (1) no unfunded commitments, (2) a daily redemption frequency, and (3) no redemption notice period as of December 31, 2025 and 2024.

Mutual funds: Valued at the quoted net asset value ("NAV") of shares held by the Plan at year-end or the last reported sales on an active market prior to close of the Plan year. The mutual funds held by the Plan are deemed to be actively traded.

Common stocks: The Plan’s valuation methodology used to measure the fair value of common stocks was derived from quoted market prices as all of these instruments have active markets.

Brokerage account holdings: These are composed of money market funds, mutual funds, and common stocks. The valuation for these is consistent with the above mentioned items.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Net appreciation in the fair value of investments includes realized and unrealized gains (losses) on investments, and is recognized in income currently. Net unrealized gains (losses) represent the difference between the book value (which represents the prior year ending fair value, or cost if the investment was purchased during the year) and the fair value of investments held at year-end. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Dividends and interest are reinvested as earned.

Payment of Benefits

Benefits are recorded when paid by the Plan.

Notes Receivable from Participants

Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recognized over the terms of the notes at the rate specified in the loan documents. As of December 31, 2025, outstanding loans totaled $4,819,519 with interest rates ranging from 4.25% to 10.25%
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

and maturity dates ranging from January 2026 to June 2052. Fees related to notes receivable from participants are recorded as administrative expenses when incurred. If a participant defaults, the carrying amount of the note receivable from the participant is eliminated and a benefit payment is recorded at the time the participant has a distributable event. Notes receivable from participants are considered delinquent when payments are not made in accordance with the terms of the note and are evaluated to determine if they are in default.

Fair Value Measurements

The Plan reports investments in accordance with established authoritative guidance, which requires a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

The three levels are defined as follows:

Level 1 inputs are unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date.

Level 2 inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market date.

Level 3 inputs are unobservable and significant to the valuation methodology.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables classify the investment assets measured at fair value by level within the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value Measurement as of December 31, 2025
	Level 1	Level 2	Level 3	Fair Value as of December 31, 2025
Mutual funds	190,613,652	—	—	190,613,652
Common stock of the Sponsor	6,529,194	—	—	6,529,194
Brokerage account holdings	1,931,310	—	—	1,931,310
Investments at net assets*				7,173,057
Total Investments				206,247,213

	Fair Value Measurement as of December 31, 2024
	Level 1	Level 2	Level 3	Fair Value as of December 31, 2024
Mutual funds	148,833,883	—	—	148,833,883
Common stock of the Plan Sponsor	7,405,810	—	—	7,405,810
Brokerage account holdings	1,483,376	—	—	1,483,376
Investments, at net asset value				6,793,853
Total Investments				164,516,922

* The investment in common collective trusts are measured at fair value using the net asset value per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets available for benefits.
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Subsequent Events

The plan administrator has evaluated subsequent events through June 18, 2026, the date the financial statements were available to be issued. No subsequent events were noted during this evaluation that require recognition or disclosure in these financial statements.